Related Party Balances and Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
CMAB Biopharma Suzhou Inc [Member] | Project Development Fee [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized	¥ 690	$ 102	¥ 0
Tasly Pharmaceutical Group Co Ltd [Member] | Receipt of CRO Services [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized	0	0	5,590
Everest [Member]
Related Party Transaction [Line Items]
Receipt of research and development funding	¥ 0	$ 0	¥ 52,207